Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
The estimate of future recoverability of these tax credits is made based on growth projections, operational matters and the consumption of the credits in the operation.

The estimate of future recoverability of these tax credits is made based on growth projections, operational matters and the consumption of the credits in the operation.

		As of December 31,
	Notes	2021	2020

State tax credits – ICMS	10.1	1,153	1,311
Social Integration Program and Contribution for Social Security Financing - PIS/COFINS	10.2	370	141
Social Security Contribution - INSS	10.3	54	36
Income tax and social contribution	10.4	61	144
Others		8	2
Total		1,646	1,634
Current		876	768
Non-current		770	866

As of December 31, 2021, the Company's management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below.

With respect to credits that cannot yet be immediately offset, the Company's management, based on a technical recovery study, based on the future expectation of growth and consequent compensation with taxes payable arising from its operations, believes that its future compensation is viable. The studies mentioned are prepared and periodically reviewed based on information extracted from the strategic planning previously approved by the Company's Board of Directors. As of December 31, 2021, the Company's management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below.

Year	Amounts
In 1 year	402
From 1 to 2 years	263
From 2 to 3 years	277
From 3 to 4 years	84
From 4 to 5 years	32
More than 5 years	95
Total	1,153